Post-Employment Benefits - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-Employment Benefits
Net defined liability at January 1	€ 193	€ 126
Defined benefit cost recognized in consolidated statement of operations	117	48
Defined benefit cost recognized in other comprehensive income	(162)	44
Employer contributions	(74)	(25)
Currency effects	10
Net defined liability at December 31	€ 84	€ 193